FINANCIAL RISK MANAGEMENT - Credit Risk (Details) - CAD ($) $ in Millions	Mar. 31, 2026	Mar. 31, 2025
Disclosure of detailed information about financial instruments [line items]
Gross accounts receivable	$ 646.7	$ 633.3
Gross contract assets	522.6	521.0
Total	$ 1,169.3	$ 1,154.3
Expected credit loss rate (in percent)	1.90%	1.80%
Accumulated impairment
Disclosure of detailed information about financial instruments [line items]
Credit loss allowances	$ (22.4)	$ (21.3)
Civil Aviation
Disclosure of detailed information about financial instruments [line items]
Gross accounts receivable	350.0	384.8
Gross contract assets	157.8	163.2
Total	$ 507.8	$ 548.0
Expected credit loss rate (in percent)	4.30%	3.50%
Civil Aviation | Accumulated impairment
Disclosure of detailed information about financial instruments [line items]
Credit loss allowances	$ (21.9)	$ (19.3)
Defense and Security
Disclosure of detailed information about financial instruments [line items]
Gross accounts receivable	254.3	211.8
Gross contract assets	364.7	357.8
Total	$ 619.0	$ 569.6
Expected credit loss rate (in percent)	0.10%	0.40%
Defense and Security | Accumulated impairment
Disclosure of detailed information about financial instruments [line items]
Credit loss allowances	$ (0.5)	$ (2.0)
Amounts not allocated to a segment
Disclosure of detailed information about financial instruments [line items]
Gross accounts receivable	42.4	36.7
Gross contract assets	0.0	0.0
Total	$ 42.4	$ 36.7
Expected credit loss rate (in percent)	0.00%	0.00%
Amounts not allocated to a segment | Accumulated impairment
Disclosure of detailed information about financial instruments [line items]
Credit loss allowances	$ 0.0	$ 0.0